Stock Based Compensation - Summary of Activity and Various Other Information Relative to Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at beginning of period, Common Shares	837
Granted, Common Shares	0
Exercised, Common Shares	(238)
Expired, Common Shares	0
Forfeited, Common Shares	(3)
Outstanding at end of period, Common Shares	596
Exercisable at end of period, Common Shares	532
Outstanding at beginning of period, Weighted-Average Exercise Price	$ 5.73
Granted, Weighted-Average Exercise Price	$ 0
Exercised, Weighted-Average Exercise Price	$ 4.59
Expired, Weighted-Average Exercise Price	$ 0
Forfeited, Weighted-Average Exercise Price	$ 7.66
Outstanding at end of period, Weighted-Average Exercise Price	$ 6.18
Exercisable at end of period, Weighted-Average Exercise Price	$ 5.97
Outstanding at end of period, Aggregate Intrinsic Value	$ 13,894
Exercisable at end of period, Aggregate Intrinsic Value	$ 12,495